Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Equipment, Net
Equipment, Net

Equipment, net consists of the following:

	December 31,
	2011	2012
Media display equipment	$232,824,888	$241,481,226
Computers and office equipment	13,163,322	14,201,284
Leasehold improvements	2,745,253	3,215,065
Vehicles	2,437,679	2,374,116

Total	251,171,142	261,271,691
Less: accumulated depreciation and amortization	(172,129,022)	(195,198,440)

Total	$79,042,120	$66,073,251